Commitments and Contingencies - Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 280
2015	275
2016	283
2017	291
2018	127
Total	$ 1,256